Expense Example - TAX EXEMPT BOND FUND OF AMERICA	Sep. 30, 2025 USD ($)
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 429	[1]
Expense Example, with Redemption, 3 Years	545	[1]
Expense Example, with Redemption, 5 Years	671	[1]
Expense Example, with Redemption, 10 Years	1,038	[1]
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	232	[1]
Expense Example, with Redemption, 3 Years	412	[1]
Expense Example, with Redemption, 5 Years	713	[1]
Expense Example, with Redemption, 10 Years	1,361	[1]
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305	[1]
Expense Example, with Redemption, 3 Years	422	[1]
Expense Example, with Redemption, 5 Years	550	[1]
Expense Example, with Redemption, 10 Years	922	[1]
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64	[1]
Expense Example, with Redemption, 3 Years	202	[1]
Expense Example, with Redemption, 5 Years	351	[1]
Expense Example, with Redemption, 10 Years	786	[1]
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39	[1]
Expense Example, with Redemption, 3 Years	122	[1]
Expense Example, with Redemption, 5 Years	213	[1]
Expense Example, with Redemption, 10 Years	480	[1]
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28	[1]
Expense Example, with Redemption, 3 Years	87	[1]
Expense Example, with Redemption, 5 Years	152	[1]
Expense Example, with Redemption, 10 Years	343	[1]
THE TAX EXEMPT BOND FUND OF AMERICA (Class R-6) | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28	[2]
Expense Example, with Redemption, 3 Years	87	[2]
Expense Example, with Redemption, 5 Years	152	[2]
Expense Example, with Redemption, 10 Years	$ 343	[2]

[1]	The amounts shown in this table reflect the fund’s new management fee. If shareholders do not approve the new fee, all amounts would be lower.
[2]	The amounts shown in this table reflect the fund’s new management fee. If shareholders do not approve the new fee, all amounts would be lower.